Segment Reporting (Details) - Schedule of segment reporting - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenues of services	$ 1,197,799	$ 793,291	$ 2,132,680
Commission and fee income on guarantee services, net	596,353	399,527	285,606
Total interest and fee income	2,651,544	2,414,667	2,479,836
Net (loss) income from operation	164,341	308,886	4,898,122
Depreciation	(22,458)	(130,177)	(40,327)
Capital expenditures
Income tax recovery (expense)	201,978	(328,851)	229,733
Segment (loss) profit from continuing operations	(106,535)	757,301	1,098,642
Segment assets	56,733,172	66,642,978	67,703,161
Business Conducted by Adrie and its Subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	789,522	358,299	75,280
Commission and fee income on guarantee services, net
Total interest and fee income	723,638	804,734	20,601
Net (loss) income from operation	(577,863)	(573,845)	95,881
Depreciation	(277)	(267)	(376)
Capital expenditures
Income tax recovery (expense)	(69,844)	40,804	(6,734)
Segment (loss) profit from continuing operations	(842,812)	(263,173)	(762,041)
Segment assets	7,930,806	11,681,319	9,990,995
Business Conducted by Lixin Cayman and its Subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	885,202	726,866	2,057,400
Commission and fee income on guarantee services, net	695,678	527,023	285,606
Total interest and fee income	1,927,906	1,609,933	2,459,235
Net (loss) income from operation	742,204	882,731	4,802,241
Depreciation	(22,181)	(129,910)	(39,951)
Capital expenditures
Income tax recovery (expense)	271,822	(369,655)	236,467
Segment (loss) profit from continuing operations	736,277	1,020,474	1,860,683
Segment assets	56,063,776	56,675,503	$ 57,712,165
Elimination [Member]
Segment Reporting Information [Line Items]
Net revenues of services	(476,925)	(291,874)
Commission and fee income on guarantee services, net	(99,325)	(127,496)
Net (loss) income from operation
Depreciation
Capital expenditures
Income tax recovery (expense)
Segment (loss) profit from continuing operations
Segment assets	$ (7,261,410)	$ (1,713,844)